Production and operating costs - Energy cost risk management contracts (Details)	Dec. 31, 2025 MWh GWh $ / kWh	Sep. 30, 2025 GWh $ / kWh
Production and operating costs
Energy related derivatives capacity covered | MWh	12.5
Energy derivative capacity per month | GWh	9	9
Price risk option strike price | $ / kWh	350	312